UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	December 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 42.87%

Banks - 1.84%
31,292	Sberbank Pjsc ADR *	$342,960

Computer Communications Equipment - 1.01%
4,344	Cisco Systems, Inc.	188,226

Construction, Mining & Materials Handling Machinery & Equipment - 0.76%
2,013	Dover Corp.	142,822

Crude Petroleum & Natural Gas - 0.68%
119	California Resources Corp. *	2,028
2,413	Total SA ADR	125,910
		127,938
Electric Services - 0.55%
4,470	Vistra Energy Corp. *	102,318

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.69%
10,007	General Electric Co.	75,753

Electronic Computers - 3.06%
3,627	Apple, Inc. (a) (b)	572,123

Fire, Marine & Casualty Insurance - 5.15%
529	Alleghany Corp. *	329,736
6858	American Intl Group, Inc. (a)	270,274
401	Fairfax Financial Holdings Ltd. (Canada) *	176,472
4,087	Loews Corp.	186,040
		962,522
Food & Kindred Products - 1.05%
4,902	Mondelez International, Inc.	196,227

Gold & Silver Ores - 1.07%
2,209	Agnico Eagle Mines Ltd. (Canada)	89,243
18,757	First Majestic Silver Corp. *	110,479
		199,722
Insurance Agents, Brokers & Services - 1.62%
292	Markel Corp. *	303,111

Life Insurance - 0.77%
4,728	Brighthouse Financial, Inc. *	144,110

Mineral Royalty Traders - 0.75%
1,644	Royal Gold, Inc.	140,809

Motor Vehicles & Passenger Car Bodies - 1.41%
7,885	General Motor Co.	263,753

Motor Vehicle Parts & Accessories - 0.82%
114	Garrett Motion, Inc. *	1,407
1,148	Honeywell International, Inc.	151,674
		153,081
National Commercial Banks - 3.22%
6,557	Bank of America Corp.	161,565
8,470	Citigroup, Inc.	440,948
		602,513
Natural Gas Transmission - 1.41%
12,222	Kinder Morgan, Inc.	187,974
2,089	Targa Resources Corp.	75,246
		263,220
Petroleum Refining - 1.93%
9,497	BP PLC. ADR	360,126

Pharmaceutical Preparations - 2.84%
2,537	Allergan PLC. (Ireland)	339,095
7,002	Mylan N.V. (United Kingdom) *	191,855
		530,950
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.19%
4,160	DowDuPont, Inc.	222,477

Radio & TV Broadcasting & Communications Equipment - 0.49%
4,708	Vodafone Group, Plc. *	90,770

Retail-Auto Dealers & Gasoline Stations - .66%
1,960	CarMax, Inc. *	122,951

Security Brokers, Dealers & Flotation Companies - 3.27%
12,951	Jefferies Financial Group, Inc.	224,829
2,317	The Goldman Sachs Group. Inc. *	387,055
		611,884
Services-Business Services, Nec - 3.48%
2,608	Alibaba Group Holding, Ltd. *	357,479
1342	Alliance Data Systems Corp.	201,407
5,377	The Western Union Co.	91,732
		650,618
Services - Computer Programming, Data Processing, etc. - 2.42%
84	Alphabet, Inc. Class C *	86,991
2,784	Facebook. Inc. *	364,955
		451,946
Surgical & Medical Instruments & Apparatus - 1.00%
2,829	Baxter International, Inc.	186,205

Wholesale - Hardware - 0.02%
191	Resideo Technologies, Inc. *	3,925

TOTAL COMMON STOCKS (Cost $8,248,932) - 42.87%		8,013,060

CLOSED-END MUTUAL FUNDS AND BUSINESS DEVELOPMENT COMPANIES - 9.23%
10,422	AllianceBernstein Global High Income Fund	109,744
7,316	BlackRock Investment Quality Municipal Trust, Inc.	96,644
4,864	BlackRock Multi-Sector Income	74,711
7,752	BlackRock Municipal Income Trust	94,497
11,360	BlackRock MuniVest Fund, Inc.	93,833
12,542	Eaton Vance Limited Duration Income Fund	149,501
5,650	Eaton Vance Municipal Income Trust	63,901
5,400	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	90,342
12,800	FS Investment Corp.	66,304
4,034	John Hancock Preferred Income Fund II	75,638
4,535	Nuveen Preferred and Income 2022 Term Fund	94,011
18,762	Nuveen Preferred Income Opportunities Fund	156,475
7,590	Nuveen Dividend Advantage Municipal Income Fund	95,178
17,938	PIMCO Dynamic Credit and Mortgage Fund, Inc.	377,595
2,948	PIMCO Dynamic Income Fund	86,023
TOTAL CLOSED-END MUTUAL FUNDS AND BUSINESS DEVELOPMENT COMPANIES (Cost $1,819,082) - 9.23%		1,724,397

CORPORATE BONDS - 1.00%

Bituminous Coal & Lignite Surface Mining - 0.64%
125,000	Consol Energy, Inc. 5.875%, 04/15/22	120,000

Radio Broadcasting Stations - 0.36%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	33,500
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	33,500
		67,000

TOTAL CORPORATE BONDS (Cost $219,450) - 1.00%		187,000

EXCHANGE TRADED FUNDS - 18.51%
23,154	Alerian MLP ETF	202,134
5,187	iShares MSCI Brazil Capped ETF	198,144
14,412	iShares MSCI Emerging Markets ETF	562,933
3,417	iShares MSCI Emerging Markets Small-Cap ETF	142,865
5,989	iShares MSCI Frontier 100 ETF	156,612
7,445	iShares MSCI Hong Kong ETF	168,034
6,659	iShares MSCI India ETF	222,011
3,203	iShares MSCI Japan Index ETF	162,360
2,518	iShares MSCI Japan Small-Cap	164,249
8,362	Market Vectors Russia ETF	156,788
6,178	SPDR Gold Shares *	749,083
19,015	VanEck Vectors Junior Gold Miners ETF	574,633
TOTAL EXCHANGE TRADED FUNDS (Cost $3,500,764) - 18.51%		3,459,846

EXCHANGE TRADED NOTES - 1.31%
4,100	JPMorgan Cushing 30 MLP Index ETN	61,323
8,217	JPMorgan Alerian MLP ETN	183,404
TOTAL EXCHANGE TRADED NOTES (Cost $334,640) - 1.31%		244,727

LIMITED PARTNERSHIPS - 1.84%

Natural Gas Transmission - 0.87%
3,138	Antero Midstream Partners, LP.	67,122
3,908	Enterprise Products Partners, LP. *	96,098
		163,220
Pipe Lines (No Natural Gas) - 0.97%
4,563	Plains All American Pipeline, L.P.	91,442
4,461	Plains GP Holdings. L.P. *	89,666
		181,108

TOTAL LIMITED PARTNERSHIPS (Cost $386,536) - 1.84%		344,328

PREFERRED STOCKS - 10.50%

Electric Services - 0.26%
1,980	PPL Capital Funding, Inc., Series B, 5.90%, 4/30/73	48,747

Energy - 0.20%
1,780	NGL Energy Partners LP Series B 9.00%, Perpetual	37,647

Life Insurance - 0.45%
3,340	Aegon N.V., 6.375%, Perpetual	84,034

National Commercial Banks - 3.99%
143	Bank of America Corp. 7.25%, Perpetual	179,107
1,764	BB&T Corp., 5.20%, 6/01/18	39,055
4,338	First Horizon National Corp. Series A, 6.20%, 4/10/18	106,628
312	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	393,713
1,050	Zions Bancorp PFD, Series G, 6.30%, 3/15/23	26,460
		744,963
Real Estate Investment Trusts - 4.96%
8,322	AGNC Investment Corp., 7.75%, 12/31/20149	210,547
364	Kim Realty Corp., 5.25%, 12/20/2022	7,444
1,830	National Storage Affiliates Trust, 6.00%, 10/11/22	41,083
2,259	Spirit Realty Capital, Inc., 6.00%, Perpetual	45,180
26,292	Vereit, Inc., Series F, 6.70%, 1/3/19	622,069
		926,323
State Commercial Banks - 0.65%
4,757	GMAC Capital Trust I, 8.1275%, 2/15/2040	120,590

TOTAL PREFERRED STOCKS (Cost $1,982,317) - 10.50%		1,962,304

REAL ESTATE INVESTMENT TRUSTS - 2.15%
1,323	American Tower Corp.	209,285
26,940	Vereit, Inc.	192,621
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $318,030) - 2.15%		401,906

MONEY MARKET FUND - 11.63%
2,174,336	Fidelity Institutional Government Portfolio 2.38% (b) **	2,174,336
TOTAL MONEY MARKET FUND (Cost $2,174,336) - 11.63%		2,174,336

INVESTMENTS IN OPTIONS PURCHASED, AT VALUE (Premiums $70,465) - 0.06%		10,564

TOTAL INVESTMENTS (Cost $19,054,552) *** - 99.11%		18,522,468

INVESTMENTS IN OPTIONS WRITTEN, AT VALUE (Proceeds $9,803) - 0.00%		(222)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $265,869) - 1.53%		(285,661)

ASSETS IN EXCESS OF OTHER LIABILITIES - 2.99%		558,568

NET ASSETS - 100.00%		$18,689,379

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

*** At December 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,054,552, amounted to $1,425,261 which consisted of aggregate gross unrealized appreciation of $2,346,523 and aggregate gross unrealized depreciation of $921,262.

(a) All or a portion of this security is held as collateral for securities sold short.
(b) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

1. SECURITY TRANSACTIONS

At December 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,054,552, amounted to $1,425,261 which consisted of aggregate gross unrealized appreciation of $2,346,523 and aggregate gross unrealized depreciation of $921,262.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,013,060	$0	$0	$8,013,060
Closed End Funds	$1,724,397	$0	$0	$1,724,397
Corporate Bonds	$0	$187,000	$0	$187,000
Exchange Traded Funds	$3,459,846	$0	$0	$3,459,846
Exchange Traded Notes	$244,727	$0	$0	$244,727
Limited Partnership	$344,328	$0	$0	$344,328
Preferred Stocks	$1,962,304	$0	$0	$1,962,304
Real Estate Investment Trusts	$401,906	$0	$0	$401,906
Options Purchaed	$10,564	$0	$0	$10,564
Cash Equivalents	$2,174,336	$0	$0	$2,174,336
Total	$18,335,468	$187,000	$0	$18,522,468

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$285,661	$0	$0	$285,661
Options Written	$222	$0	$0	$222
Total	$285,883	$0	$0	$285,883

PSG Tactical Growth Fund
Schedule of Options Purchased
December 31, 2018 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

CALL OPTIONS * - 0.06%

Citigroup, Inc.	Options Clearing Corp.	316	$1,645,095	$60.00	2/15/2019	$9,796

Vodafone Group, Plc.	Options Clearing Corp.	192	370,175	22.00	1/18/2019	768

TOTAL CALL OPTIONS (Premiums Paid $70,465) - 0.06%	$10,564

PSG Tactical Growth Fund
Schedule of Options Purchased
December 31, 2018 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

WRITTEN OPTIONS * - 0.00%

Apple, Inc.	Options Clearing Corp.	6	$94,644	$200.00	2/15/2019	$162

Alibaba Data Systems Corp.	Options Clearing Corp.	20	274,140	175.00	1/18/2019	60

TOTAL WRITTEN OPTIONS (Premiums Paid $9,803) - 0.00%	$222

PSG Tactical Growth Fund
Schedule of Securities Sold Short
December 31, 2018 (Unaudited)

Shares	Value

COMMON STOCKS * - 1.53%

Motor Vehicles & Passenger Car Bodies - 0.62%
350	Tesla Motors, Inc. *	$116,480

Services-Business Services - 0.91%
1,087	Stamps.com, Inc. *	169,181

TOTAL COMMON STOCKS (Cost $265,869) - 1.52%	285,661

TOTAL SECURITIES SOLD SHORT (Proceeds $265,869) - 1.53%	$285,661

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date February 22, 2019